Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000114818
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Adaptive Risk Allocation Fund Class A (including sales charges) ($18,702)
Average Annual Return, Percent	14.31%	4.25%	6.46%
C000114819
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Adaptive Risk Allocation Fund Class C (including sales charges) ($18,391)
Average Annual Return, Percent	19.35%	4.69%	6.28%
C000114825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Adaptive Risk Allocation Fund Institutional Class ($20,322)
C000114823
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Adaptive Risk Allocation Fund Institutional 2 Class ($20,323)
C000147084
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Adaptive Risk Allocation Fund Institutional 3 Class ($20,443)
C000255600
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Adaptive Risk Allocation Fund Class S ($19,907)
C000032900
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Dividend Income Fund Class A (including sales charges) ($30,013)
Average Annual Return, Percent	13.46%	9.04%	11.62%
C000032902
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Dividend Income Fund Class C (including sales charges) ($29,550)
Average Annual Return, Percent	18.51%	9.52%	11.44%
C000032905
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Dividend Income Fund Institutional Class ($32,640)
C000122670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Dividend Income Fund Institutional 2 Class ($32,868)
C000122671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Dividend Income Fund Institutional 3 Class ($33,047)
C000061836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Dividend Income Fund Class R ($31,054)
C000255599
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Dividend Income Fund Class S ($32,642)
C000029350
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia High Yield Municipal Fund Class A (including sales charges) ($12,411)
Average Annual Return, Percent	5.06%	(0.03%)	2.18%
C000029352
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia High Yield Municipal Fund Class C (including sales charges) ($12,029)
Average Annual Return, Percent	6.62%	(0.03%)	1.86%
C000029353
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia High Yield Municipal Fund Institutional Class ($13,056)
C000122656
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia High Yield Municipal Fund Institutional 2 Class ($13,090)
C000175730
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia High Yield Municipal Fund Institutional 3 Class ($13,158)
C000255598
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia High Yield Municipal Fund Class S ($13,055)
C000151801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Multi Strategy Alternatives Fund Class A (including sales charges) ($9,060)
Average Annual Return, Percent	2.92%	2.36%	(0.98%)
C000151802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Multi Strategy Alternatives Fund Class C (including sales charges) ($8,926)
Average Annual Return, Percent	7.40%	2.80%	(1.13%)
C000151809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Multi Strategy Alternatives Fund Institutional Class ($9,867)
Without Sales Load [Member] | C000114818
Average Annual Return [Line Items]
Average Annual Return, Percent	21.31%	5.49%	7.09%
Without Sales Load [Member] | C000114819
Average Annual Return [Line Items]
Average Annual Return, Percent	20.35%	4.69%	6.28%
Without Sales Load [Member] | C000114825
Average Annual Return [Line Items]
Average Annual Return, Percent	21.58%	5.75%	7.35%
Without Sales Load [Member] | C000114823
Average Annual Return [Line Items]
Average Annual Return, Percent	21.58%	5.74%	7.35%
Without Sales Load [Member] | C000147084
Average Annual Return [Line Items]
Average Annual Return, Percent	21.74%	5.78%	7.41%
Without Sales Load [Member] | C000255600
Average Annual Return [Line Items]
Average Annual Return, Percent	21.68%	5.56%	7.13%
Without Sales Load [Member] | C000032900
Average Annual Return [Line Items]
Average Annual Return, Percent	20.39%	10.34%	12.28%
Without Sales Load [Member] | C000032902
Average Annual Return [Line Items]
Average Annual Return, Percent	19.51%	9.52%	11.44%
Without Sales Load [Member] | C000032905
Average Annual Return [Line Items]
Average Annual Return, Percent	20.69%	10.62%	12.56%
Without Sales Load [Member] | C000122670
Average Annual Return [Line Items]
Average Annual Return, Percent	20.75%	10.68%	12.64%
Without Sales Load [Member] | C000122671
Average Annual Return [Line Items]
Average Annual Return, Percent	20.80%	10.74%	12.70%
Without Sales Load [Member] | C000061836
Average Annual Return [Line Items]
Average Annual Return, Percent	20.08%	10.07%	12.00%
Without Sales Load [Member] | C000255599
Average Annual Return [Line Items]
Average Annual Return, Percent	20.68%	10.62%	12.56%
Without Sales Load [Member] | C000029350
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%	0.57%	2.50%
Without Sales Load [Member] | C000029352
Average Annual Return [Line Items]
Average Annual Return, Percent	7.62%	(0.03%)	1.86%
Without Sales Load [Member] | C000029353
Average Annual Return [Line Items]
Average Annual Return, Percent	8.48%	0.76%	2.70%
Without Sales Load [Member] | C000122656
Average Annual Return [Line Items]
Average Annual Return, Percent	8.51%	0.78%	2.73%
Without Sales Load [Member] | C000175730
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%	0.84%	2.78%
Without Sales Load [Member] | C000255598
Average Annual Return [Line Items]
Average Annual Return, Percent	8.48%	0.75%	2.70%
Without Sales Load [Member] | C000151801
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%	3.58%	(0.39%)
Without Sales Load [Member] | C000151802
Average Annual Return [Line Items]
Average Annual Return, Percent	8.40%	2.80%	(1.13%)
Without Sales Load [Member] | C000151809
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%	3.84%	(0.13%)
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($33,367)
Average Annual Return, Percent	30.27%	11.45%	12.81%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($33,367)
Average Annual Return, Percent	30.27%	11.45%	12.81%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($33,367)
Average Annual Return, Percent	30.27%	11.45%	12.81%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($33,367)
Average Annual Return, Percent	30.27%	11.45%	12.81%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($33,367)
Average Annual Return, Percent	30.27%	11.45%	12.81%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($33,367)
Average Annual Return, Percent	30.27%	11.45%	12.81%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Average Annual Return, Percent	28.85%	13.33%	15.38%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,442)
Average Annual Return, Percent	6.67%	0.92%	2.21%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,442)
Average Annual Return, Percent	6.67%	0.92%	2.21%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,442)
Average Annual Return, Percent	6.67%	0.92%	2.21%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,442)
Average Annual Return, Percent	6.67%	0.92%	2.21%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,442)
Average Annual Return, Percent	6.67%	0.92%	2.21%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,442)
Average Annual Return, Percent	6.67%	0.92%	2.21%
Columbia Threadneedle: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ($10,763)
Average Annual Return, Percent	3.26%	(1.58%)	0.74%
Columbia Threadneedle: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ($10,763)
Average Annual Return, Percent	3.26%	(1.58%)	0.74%
Columbia Threadneedle: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ($10,763)
Average Annual Return, Percent	3.26%	(1.58%)	0.74%
Columbia Threadneedle: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ($10,763)
Average Annual Return, Percent	3.26%	(1.58%)	0.74%
Columbia Threadneedle: Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)
Average Annual Return, Percent	18.91%	6.20%	8.02%
Columbia Threadneedle: Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate H
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)
Average Annual Return, Percent	19.54%	8.05%	9.10%
Columbia Threadneedle: FTSE Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
Average Annual Return, Percent	4.11%	3.62%	2.38%
Columbia Threadneedle: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ($10,763)
Average Annual Return, Percent	3.26%	(1.58%)	0.74%
Columbia Threadneedle: Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)
Average Annual Return, Percent	18.91%	6.20%	8.02%
Columbia Threadneedle: Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate H
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)
Average Annual Return, Percent	19.54%	8.05%	9.10%
Columbia Threadneedle: FTSE Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
Average Annual Return, Percent	4.11%	3.62%	2.38%
Columbia Threadneedle: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ($10,763)
Average Annual Return, Percent	3.26%	(1.58%)	0.74%
Columbia Threadneedle: Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)
Average Annual Return, Percent	18.91%	6.20%	8.02%
Columbia Threadneedle: Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate H
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)
Average Annual Return, Percent	19.54%	8.05%	9.10%
Columbia Threadneedle: FTSE Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
Average Annual Return, Percent	4.11%	3.62%	2.38%
Columbia Threadneedle: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ($10,763)
Average Annual Return, Percent	3.26%	(1.58%)	0.74%
Columbia Threadneedle: Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)
Average Annual Return, Percent	18.91%	6.20%	8.02%
Columbia Threadneedle: Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate H
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)
Average Annual Return, Percent	19.54%	8.05%	9.10%
Columbia Threadneedle: FTSE Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
Average Annual Return, Percent	4.11%	3.62%	2.38%
Columbia Threadneedle: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ($10,763)
Average Annual Return, Percent	3.26%	(1.58%)	0.74%
Columbia Threadneedle: Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)
Average Annual Return, Percent	18.91%	6.20%	8.02%
Columbia Threadneedle: Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate H
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)
Average Annual Return, Percent	19.54%	8.05%	9.10%
Columbia Threadneedle: FTSE Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
Average Annual Return, Percent	4.11%	3.62%	2.38%
Columbia Threadneedle: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ($10,763)
Average Annual Return, Percent	3.26%	(1.58%)	0.74%
Columbia Threadneedle: Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)
Average Annual Return, Percent	18.91%	6.20%	8.02%
Columbia Threadneedle: Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate H
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)
Average Annual Return, Percent	19.54%	8.05%	9.10%
Columbia Threadneedle: FTSE Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
Average Annual Return, Percent	4.11%	3.62%	2.38%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Average Annual Return, Percent	28.55%	10.42%	11.37%
Columbia Threadneedle: Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)
Average Annual Return, Percent	6.31%	1.61%	3.77%
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index ($15,013)
Average Annual Return, Percent	6.21%	1.78%	4.15%
Columbia Threadneedle: Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)
Average Annual Return, Percent	6.31%	1.61%	3.77%
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index ($15,013)
Average Annual Return, Percent	6.21%	1.78%	4.15%
Columbia Threadneedle: Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)
Average Annual Return, Percent	6.31%	1.61%	3.77%
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index ($15,013)
Average Annual Return, Percent	6.21%	1.78%	4.15%
Columbia Threadneedle: Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)
Average Annual Return, Percent	6.31%	1.61%	3.77%
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index ($15,013)
Average Annual Return, Percent	6.21%	1.78%	4.15%
Columbia Threadneedle: Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)
Average Annual Return, Percent	6.31%	1.61%	3.77%
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index ($15,013)
Average Annual Return, Percent	6.21%	1.78%	4.15%
Columbia Threadneedle: Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)
Average Annual Return, Percent	6.31%	1.61%	3.77%
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index ($15,013)
Average Annual Return, Percent	6.21%	1.78%	4.15%
Columbia Threadneedle: FTSE One-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE One-Month U.S. Treasury Bill Index ($12,573)
Average Annual Return, Percent	4.07%	3.57%	2.32%
Columbia Threadneedle: HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index ($14,253)
Average Annual Return, Percent	10.17%	3.03%	3.61%
Columbia Threadneedle: FTSE One-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE One-Month U.S. Treasury Bill Index ($12,573)
Average Annual Return, Percent	4.07%	3.57%	2.32%
Columbia Threadneedle: HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index ($14,253)
Average Annual Return, Percent	10.17%	3.03%	3.61%
Columbia Threadneedle: FTSE One-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE One-Month U.S. Treasury Bill Index ($12,573)
Average Annual Return, Percent	4.07%	3.57%	2.32%
Columbia Threadneedle: HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index ($14,253)
Average Annual Return, Percent	10.17%	3.03%	3.61%